Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 123,333	$ 45,249
Available-for-sale Securities, Gross Unrealized Gains	1,194	0
Available-for-sale Securities, Gross Unrealized Losses	(536)	(290)
Available-for-sale securities, Approximate Fair Value	123,991	44,959
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	45,250	45,249
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	(500)	(290)
Available-for-sale securities, Approximate Fair Value	44,750	$ 44,959
State and municipal obligations
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	78,083
Available-for-sale Securities, Gross Unrealized Gains	1,194
Available-for-sale Securities, Gross Unrealized Losses	(36)
Available-for-sale securities, Approximate Fair Value	$ 79,241